Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Net purchase price of NGDx

The net purchase price of NGDx was determined to be as follows:

	Stock Price at Closing	Shares	Fair Value
Purchase price:
Common Stock at closing	$0.23	1,117,011	$253,721
Common Stock after closing	$0.23	420	95
Common Stock post reverse stock split	$0.23	4,830,000	1,097,100
Total purchase price		5,947,431	$1,350,916

Fair Value Assumptions Used in Accounting for Warrants

The key inputs used in the fair value calculations were as follows:

	December 1, 2018	July 31, 2018
Exercise price	2.50	2.50
Time to expiration	3.14 years	3.47 years
Risk-free interest rate	3.01%	2.77%
Estimated volatility	138.61%	143.97%
Dividend	—	—
Stock price at valuation date	$0.9	$0.1

Fair Value Assumptions Used in Accounting for Call Options

The following assumptions were used in estimating the value of the Call Option:

	December 1, 2018	July 31, 2018
Risk-free interest rate	2.52%	2.44%
Estimated volatility	164.43%	129.95%
Remaining Term	1.13 years	1.47 years
Stock price at valuation date	$0.9043	$0.0976

Purchase price allocated as of acquisition date

We finalized our allocation of the purchase price as of December 28, 2018. The final allocation of the purchase price as of January 31, 2019, is as follows:

	Preliminary Allocation as of December 28, 2017	Allocation Adjustments	Final Allocation
Intangible assets (licenses)	$276,380	$—	$276,380
Property and equipment	19,879	—	19,879
Computer software acquired	5,980	—	5,980
Leasehold Improvements	17,761	—	17,761
Total assets acquired	320,000	—	320,000
Consideration:
Note Payable	320,000		320,000
Goodwill	$—		$—

Schedule of Finite-Lived Intangible Assets

The components of the acquired intangible assets were as follows:

	Preliminary Fair Value	Average Estimated Life
In-process research and development	$3,980,000	—
Non-compete agreement	790,000	3
	$4,770,000

Components of acquired intangible assets

The components of the acquired intangible assets were as follows:

	Preliminary Fair Value	Average Estimated Life
Tradename / Trademarks	$103,000	15
IP/Technology	41,500	5
Business Contracts	346,800	15
Customer Base	274,600	10
Non-compete agreement	356,700	3
	$1,112,600

Supplemental Pro Forma

Unaudited pro forma results of operations for the three months ended October 31, 2019 and 2018 as though the Company acquired MediSource and Pantheon on the first day of each fiscal year are set forth below.

	Three months Ended October 31,
	2019	2018
Revenues	$721,661	$2,141,000
Cost of revenues	133,618	987,409
Gross profit	588,043	1,153,591
Operating expenses	5,136,754	2,629,854
Operating loss	(4,548,711)	(1,476,262)
Other income (expense)	(4,763,836)	19,389,944
Net loss	$(9,312,547)	17,913,682
Comprehensive net loss	$(9,312,547)	$17,913,682

Unaudited pro forma results of operations for the year ended July 31, 2019 and 2018 as though the Company acquired Veneto, Olaregen and Regentys (the “Acquired Companies”) on the first day of each fiscal year are set forth below.

	Year Ended July 31,
	2019	2018
Revenues	$11,217,169	$57,137,821
Cost of revenues	4,143,586	19,236,850
Gross profit	7,073,583	37,900,971
Operating expenses	13,338,328	45,146,085
Operating loss	(6,264,744)	(7,245,114)
Other income (expense)	1,469,732	523,226
Net loss	(4,795,012)	(6,721,888)
Net loss attributable to noncontrolling interests	(1,606,316)	(230,222)
Net Income (loss) Available to Common Stockholders	(3,188,696)	(6,491,666)
Comprehensive net loss	$(3,188,696)	$(6,491,666)
Basic and diluted earnings per share	$(0.05)	$(0.29)

Medisource
Summary of allocation of preliminary purchase price

The following table summarizes the allocation of the preliminary purchase price as of the MediSource acquisition:

Preliminary Allocation as of August 1, 2019
Cash and cash equivalents	$13,895
Other current assets	11,864
Property and equipment, net	8,992
Accounts payable and accrued liabilities	(31,439)
Net Tangible Assets	$3,312
Tradename / Trademarks	47,600
Business Contracts	346,800
Non-Competes	124,600
Total Fair Value of Assets Acquired	522,312
Consideration:
Fair value of common stock	479,980
Contingent consideration	409,790
Consideration included in consulting agreement	104,168
Total Purchase Price	993,938
Goodwill	$471,626

Pantheon [Member]
Summary of allocation of preliminary purchase price

The following table summarizes the allocation of the preliminary purchase price as of the Pantheon acquisition:

Preliminary Allocation as of August 1, 2019
Cash and cash equivalents	$35,410
Accounts receivable	133,269
Prepaid expenses	3,336
Inventory	266,071
Medical Equipment, net	67,299
Accounts payable	(53,242)
Accrued liabilities	(15,573)
Net Tangible Assets	$436,570
Tradename / Trademarks	55,400
IP/Technology	41,500
Non-compete agreement	232,100
Customer Base	274,600
Total assets acquired	$1,040,170
Consideration:
Fair value of common stock	671,972
Contingent consideration	354,292
Consideration included in consulting agreement	145,833
Goodwill	$131,927

Veneto Holdings, L.L.C.
Summary of Acquisition

The following table summarizes the allocation of the preliminary purchase price as of the Veneto acquisition as of the First Closing and the Second Closing:

	“First Closing” completed on October 3, 2018	“Second Closing” completed on November 1, 2018	Total
Cash and cash equivalents	$2,410,150	$—	$2,410,150
Accounts receivable, net	1,935,078	—	1,935,078
Inventory, net	1,068,856	—	1,068,856
Prepaid expenses	95,804	—	95,804
Property and equipment, net	652,590	—	652,590
Other receivables	1,014,316	—	1,014,316
Notes receivable - LT	1,387,763	—	1,387,763
Other assets, net	25,745	—	25,745
Intangible assets, net	35,603	7,110,000	7,145,603
Total assets acquired	8,625,905	7,110,000	15,735,905
Total current liabilities	2,509,887	—	2,509,887
Notes payable	—	3,403,948	3,403,948
Total liabilities assumed	2,509,887	3,403,948	5,913,835
Net identifiable assets acquired	6,116,018	3,706,052	9,822,070
Goodwill	8,883,982	16,293,948	25,177,930
Total consideration transferred	$15,000,000	$20,000,000	$35,000,000

The following table summarizes the allocation of the revalued purchase price as of the Veneto acquisition as of the First Closing and the Second Closing during the year ending July 31, 2019:

	“First Closing” completed on October 3, 2018	“Second Closing” completed on November 1, 2018	Total
Cash and cash equivalents	$2,410,150	$—	$2,410,150
Accounts receivable, net	1,430,638	—	1,490,638
Inventory, net	1,068,856	—	1,068,856
Prepaid expenses	95,804	—	95,804
Property and equipment, net	652,590	—	652,590
Other receivables	1,014,316	—	1,014,316
Notes receivable - LT	1,387,763	—	1,387,763
Other assets, net	25,745	—	25,745
Intangible assets, net	35,603	811,000	846,603
Total assets acquired	8,181,465	811,000	8,992,465
Total current liabilities	2,065,448	—	2,065,448
Notes payable	—	3,403,948	3,403,948
Total liabilities assumed	2,065,448	3,403,948	5,469,396
Net identifiable assets acquired	6,116,017	(2,592,948)	3,523,069
Goodwill			15,051,769
Total consideration transferred	$—	$—	$18,574,838

Estimated amortization expense

The preliminary amounts assigned to the identifiable intangible assets, the estimated useful lives, and the estimated amortization expense related to these identifiable intangible assets are as follows:

	Preliminary Fair Value	Average Estimated Life
Developed Software/Technology	$131,000	5
Referral Base	—	15
Non-compete agreements	680,000	3
	$811,000

During the year ending July 31, 2019, the amounts assigned to the identifiable intangible assets, the estimated useful lives, and the estimated amortization expense related to these identifiable intangible assets were revalued as follows:

	Preliminary Fair Value	Average Estimated Life
Developed Software/Technology	$397,000	5
Referral Base	10,000	15
Non-compete agreements	1,870,000	3
	$2,277,000

Regentys
Summary of Acquisition
The following table summarizes the allocation of the preliminary purchase price as of the Regentys acquisition:	Preliminary Allocations as of January 7, 2019	Allocation Adjustments	Revised Allocation
Cash and cash equivalents	$61,857	$—	$61,857
Other current assets	13,138	20,543	33,591
Property and equipment, net	444	—	444
Accounts payable and accrued liabilities	(1,181,920)	(307,495)	(1,488,870)
Notes payable	(639,009)	29,685	(609,324)
Loans form related parties	(16,506)	(399,999)	(416,505)
Deferred tax liability	(889,782)	30,320	(859,462)
In-Process research & development	3,510,680	(119,630)	3,391,050

Non-Controlling interest, net of proceeds:
Note receivable from Generex	14,345,205	(2,791)	14,345,414
Redeemable non-controlling interest	(4,073,898)		(4,073,898)
Non-controlling interest	(9,870,762)	(2,791)	(9,870,762)
Cash paid prior to the time of closing	—	400,000	400,000
Total Fair Value of Assets Acquired	1,259,447	(751,613)	907,833
Consideration:
Cash paid prior to the time of closing	400,000	—	400,000
Note receivable from Generex	14,345,205	(2,791)	14,342,414
Goodwill	$13,485,758	$748,823	$13,834,581

Olaregen
Summary of Acquisition

The following table summarizes the allocation of the preliminary purchase price as of the Olaregen acquisition:

	Preliminary Allocations as of January 7, 2019	Allocation Adjustments	Revised Allocation
Cash and cash equivalents	$608,419	$(400,000)	$208,419
Prepaid expenses	20,488	—	20,488
Inventory	408,501	—	408,501
Other current assets	37,950	—	37,950
Accounts payable	(216,670)	—	(216,670)
Accrued liabilities	(216,694)	—	(216,694)
Deferred tax liability	(1,040,173)	397,513	(642,660)
In-Process research & development	3,980,000	(1,521,000)	2,459,000
Non-compete agreements	790,000	(260,000)	530,000

Non-Controlling interest, net of proceeds:
Note receivable from Generex	11,472,663	—	11,472,663
Non-controlling interest	(11,999,559)	—	(11,999,559)
Cash paid prior to the time of closing	—	400,000	400,000
Total Fair Value of Assets Acquired	3,844,925	(1,383,485)	2,461,440
Consideration:
Cash paid prior to the time of closing	400,000	—	400,000
Note receviable from Generex	11,472,663	—	11,472,664
Goodwill	$8,027,738	$1,383,485	$9,411,224